Commitments and Contingencies - Summary of Conditional Debt Assumption and Principal and Interest Repayment Contingencies (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Debt repayment contingencies [member] | Maintenance projects [member]
Disclosure of contingent liabilities [line items]
Debt assumption upon loan origination amounts	₩ 132,300